Accounting Policies - Variable Interest Entities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	$ 629,989,000	$ 563,575,000
Debt securities of consolidated trusts held by third parties	261,760,000	167,621,000
Debt instrument, unamortized premium	11,500,000	35,100,000
Farm & Ranch [Member]
Noncontrolling Interest [Line Items]
Other liabilities	2,300,000	7,200,000
USDA Guarantees [Member]
Noncontrolling Interest [Line Items]
Debt instrument, unamortized discount (premium), net	100,000	400,000
Rural Utilities [Member]
Noncontrolling Interest [Line Items]
Debt instrument, unamortized premium	16,200,000	34,300,000
Institutional Credit [Member]
Noncontrolling Interest [Line Items]
Debt instrument, unamortized discount (premium), net	3,200,000	1,400,000
On-balance sheet [Member]
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	629,989,000	563,575,000
Debt securities of consolidated trusts held by third parties	261,760,000	167,621,000
On-balance sheet [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	54,482,000	58,051,000
Maximum exposure to loss	51,088,000	56,238,000
On-balance sheet [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	533,688,000	724,893,000
Maximum exposure to loss	540,726,000	737,148,000
On-balance sheet [Member] | Farm & Ranch [Member]
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	259,509,000	160,436,000
Debt securities of consolidated trusts held by third parties	261,760,000	167,621,000
On-balance sheet [Member] | Farm & Ranch [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | Farm & Ranch [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | USDA Guarantees [Member]
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	0	0
Debt securities of consolidated trusts held by third parties	0	0
On-balance sheet [Member] | USDA Guarantees [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	21,234,000	26,681,000
Maximum exposure to loss	21,088,000	26,238,000
On-balance sheet [Member] | USDA Guarantees [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | Rural Utilities [Member]
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	370,480,000	403,139,000
Debt securities of consolidated trusts held by third parties	0	0
On-balance sheet [Member] | Rural Utilities [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | Rural Utilities [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | Institutional Credit [Member]
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	0	0
Debt securities of consolidated trusts held by third parties	0	0
On-balance sheet [Member] | Institutional Credit [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	33,248,000	31,370,000
Maximum exposure to loss	30,000,000	30,000,000
On-balance sheet [Member] | Institutional Credit [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | Corporate Segment [Member] | Investments [Member]
Noncontrolling Interest [Line Items]
Loans held for investment in consolidated trusts, at amortized cost	0	0
Debt securities of consolidated trusts held by third parties	0	0
On-balance sheet [Member] | Corporate Segment [Member] | Investments [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	0	0
Maximum exposure to loss	0	0
On-balance sheet [Member] | Corporate Segment [Member] | Investments [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Carrying value	533,688,000	724,893,000
Maximum exposure to loss	540,726,000	737,148,000
Off-balance sheet [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Maximum exposure to loss	1,755,973,000	1,911,028,000
Off-balance sheet [Member] | Farm & Ranch [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Maximum exposure to loss	765,751,000	911,370,000
Off-balance sheet [Member] | USDA Guarantees [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Maximum exposure to loss	20,222,000	29,658,000
Off-balance sheet [Member] | Rural Utilities [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Maximum exposure to loss	0	0
Off-balance sheet [Member] | Institutional Credit [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Farmer Mac Guaranteed Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Maximum exposure to loss	970,000,000	970,000,000
Off-balance sheet [Member] | Corporate Segment [Member] | Investments [Member] | Variable Interest Entity, Not Primary Beneficiary [Member] | Investment Securities Trusts [Member]
Noncontrolling Interest [Line Items]
Maximum exposure to loss	$ 0	$ 0